Other investments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other investments
Investments, Current	$ 43,249	$ 45,408
Investments, non-current	19,013	$ 16,415
3.875% US treasury bills
Other investments
Investments, Current	5,162
Interest rate		3.875%
0% US treasury bills | Financial assets at amortized cost
Other investments
Investments, Current	$ 12,891	$ 15,440
Interest rate	0.00%	0.00%
0.75% US treasury bills | Financial assets at amortized cost
Other investments
Investments, Current	$ 19,957	$ 24,815
Interest rate	0.75%	0.75%
iShares USD Treasury Bond 0-1yr UCITS ETF
Other investments
Investments, Current	$ 5,239	$ 5,153
1.7% federal bonds German Government | Fair value through other comprehensive income
Other investments
Investments, non-current	$ 3,243	$ 3,341
Interest rate	1.70%	1.70%
iShares 20+ Year Treasury Bond ETF (TLT) | Financial assets measured at fair value
Other investments
Investments, non-current	$ 12,963	$ 13,074
iShares Treasury Bond 1-3yr Acc UCITS ETF
Other investments
Investments, non-current	$ 2,807